PROPERTY AND EQUIPMENT, NET	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－9 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
At cost:
Machine & equipment	267,776	272,926
Renovation	75,369	75,369
Furniture & Fittings	45,877	45,877
Office equipment	20,746	20,745
Motor Vehicles	193,030	193,030
Less: accumulated depreciation	(418,848)	(463,373)
Property and equipment, net	183,950	144,574

Depreciation expense for the six-month period ended December 31, 2023 and 2024 were S$52,001 and S$44,526, respectively.